Share-Based Compensation - Assumptions Used to Estimate the Fair Values (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (in years)		1 year 10 months 17 days
Expected volatility, minimum	123.00%	112.00%
Expected volatility, maximum	124.00%	130.00%
Expected volatility		106.92%
Expected dividend yield	0.00%	0.00%
Risk free interest rate, minimum	1.69%	0.51%
Risk free interest rate, maximum	2.87%	1.10%
Risk free interest rate		1.31%
Share-Based Payment Arrangement, Option, Performance And Service Conditions
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (in years)					5 years 6 months 7 days
Expected volatility, minimum			112.00%	101.00%
Expected volatility, maximum			130.00%	122.00%
Expected volatility					98.00%
Risk free interest rate, minimum			0.51%	0.39%
Risk free interest rate, maximum			1.29%	0.44%
Risk free interest rate					2.51%
Share-Based Payment Arrangement, Option, Market Conditions
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (in years)			1 year 10 months 17 days
Expected volatility			106.92%
Expected dividend yield			0.00%
Risk free interest rate			1.31%
Minimum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (in years)	5 years 6 months 3 days	4 years 9 months 14 days
Minimum | Share-Based Payment Arrangement, Option, Performance And Service Conditions
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (in years)			4 years 9 months 14 days	5 years 1 month 24 days
Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (in years)	5 years 6 months 10 days	7 years 2 months 1 day
Maximum | Share-Based Payment Arrangement, Option, Performance And Service Conditions
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (in years)			7 years 2 months 1 day	5 years 6 months 7 days